PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Deferred Employee Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	$ 4,656	$ 7,343
Defined benefit liabilities
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	4,605	7,279
Pension plan benefits
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	3,000	3,289
Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	1,432	3,792
Termination benefits
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	173	198
Provisions for social plans (non-current)
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	$ 51	$ 64